                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-08405

                      EVERGREEN SELECT MONEY MARKET TRUST

_____________________________________________________________________________

               Exact name of registrant as specified in charter)

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

  _____________________________________________________________________________

                    (Address of principal executive offices)

                          The Corporation Trust Company

                              1209 Orange Street

                           Wilmington, Delaware 19801

  _____________________________________________________________________________

                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   2/28, 6/30

Date of reporting period:  7/1/2004 - 6/30/2005

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ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Select Money Market Trust (the

"Registrant"):

  Evergreen Institutional Money Market Funds (FYE 2/28)

        Evergreen Institutional 100% Treasury Money Market Fund

        Evergreen Institutional Money Market Fund

        Evergreen Institutional Municipal Money Market Fund

        Evergreen Institutional Treasury Money Market Fund

        Evergreen Institutional U.S. Government Money Market Fund

        Evergreen  Prime Cash Managment Money Market Fund

  Evergreen SNAP(sm) Fund (FYE 6/30)

      (sold to commonwealth Cash Reserve Fund Inc., on 9/04)

The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.


                                   SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the

registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT MONEY MARKET TRUST

                                By:   /s/ Dennis H. Ferro

                                   ---------------------------------------

                                    Dennis H. Ferro

                                    President

                                        (Chief Executive Officer)

Date:  August 30, 2005

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